Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	Property and equipment, net consisted of the following:
	June 30, 2024	December 31, 2023
Office equipment	$302,196	$302,196
Less: accumulated depreciation	(301,336)	(300,222)
	$860	$1,974
Property and equipment, net consisted of the following:
	December 31, 2023	December 31, 2022
Office equipment	$302,196	$302,196
Less: accumulated depreciation	(300,222)	(295,856)
	$1,974	$6,340